Employee Benefits (Details 1) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Defined benefit obligation at January 1	SFr 3,085,625	SFr 7,999,617
Service costs	138,580	90,162
Plan participants' contribution	107,618	144,287
Interest cost	27,335	50,845
Actuarial losses	(145,385)	(1,911,382)
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Defined benefit obligation at December 31	SFr 3,087,947	SFr 3,085,625